Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense (Benefit) and Amount Computed by Applying the Statutory Tax Rate (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax		₩ 5,256,529	₩ (7,553,977)	₩ (33,843,619)
Income tax expense (benefit) computed at applicable tax rate	[1]	1,363,018	(1,936,840)	(9,306,995)
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(86,442)	(26,993)	(9,471)
Effect of non-deductible expenses		28,712	39,411	39,663
Effect of tax losses that are not recognized as deferred tax assets		(797)	0	19,275
Effects of tax credits and deduction		(54,364)	(53,724)	(98,684)
Effect of change in deferred tax due to change in tax rate		(11,985)	211,736	393,416
Reversal of unrecognized deferred tax assets, net		(7,740)	(15,244)	(38,708)
Deduction of deferred tax assets		0	29,095	(85,514)
Deferred tax related to investments in subsidiaries, associates and joint ventures		447,833	(1,063,007)	(375,064)
Others, net		11,580	20,195	9,559
Adjustments		316,435	(868,893)	(155,890)
Adjustment in respect of prior years due to change in estimate		(44,892)	(32,100)	48,374
Income tax expense (benefit)		₩ 1,634,561	₩ (2,837,833)	₩ (9,414,511)

[1]	Applicable tax rates are 26.5%, 25.64% and 25.93% as of December 31, 2022, 2023 and 2024, respectively.